ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Beginning balance	$ 4,854,638	$ 6,186,410
Addition/ (Write-off)	8,929,110	(1,035,345)
Exchange rate effect	(125,073)	(296,427)
Ending balance	$ 13,658,675	$ 4,854,638